Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	AVIV REIT, INC.
Entity Central Index Key	0001499686
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Amendment Description	Amendment number 1
AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Entity Registrant Name	Aviv Healthcare Properties L.P.
Entity Central Index Key	0001519120
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Amendment Description	Amendment number 1